ANNUAL
                                                                          REPORT
                                                              SEPTEMBER 30, 1998

                                                             [TIPS LOGO OMITTED]



                        -----------------------------------
                               Penn Capital Select
                             Financial Services Fund
                        -----------------------------------

CONTENTS
--------------------------------------------------------------------------------

 2  Letter to Shareholders
 3 Investment Review: Penn Capital Select Financial Services Fund 5 Financial Statements
12  Report of Independent Auditors
13  Notice to Shareholders

TIP FUNDS
--------------------------------------------------------------------------------

     The TIP Funds offer a series of 10 no-load mutual funds to individual and institutional investors. The minimum initial investment in a TIP Fund for regular accounts is $2,500 and $2,000 for individual retirement accounts.
The minimum amount for subsequent investments is $500.
     Penn Capital Management Company, Inc. based in Cherry Hill, New Jersey serves as the investment advisor to the Penn Capital Select Financial Services Fund. The firm was founded in 1987 and manages approximately $500 million in assets.
     Penn Capital Management, Inc. also manages the Penn Capital Strategic High Yield Bond Fund, a mutual fund in the TIP Institutional Fund family.
      Separate investment firms manage the other mutual funds in the TIP Funds family.


SHAREHOLDER SERVICES
--------------------------------------------------------------------------------
     TIP Funds shareholders receive annual and semiannual reports and monthly account statements. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-800-224-6312. Or they may write to TIP Funds, Box419805, Kansas City, Missouri 64141.

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
     The Penn Capital Select Financial Services Fund seeks to generate long term capital appreciation.

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------
The Penn Capital Select Financial Services Fund seeks to generate long term capital appreciation. The Fund invests primarily in common stocks and other equity securities of U.S. financial services companies that the Fund believes have above average growth potential or that are undervalued. The Fund also invests in financial services companies that are potential merger or acquisition targets.
     The Fund commenced operations on October 20, 1997 and has total net assets of $703,250 as of September 30, 1998. The Fund posted a total return of a positive 6.81% compared to a -9.83% for the NASDAQ Bank Index for the period from inception, October 20, 1997 through September 30, 1998.
     I want to personally thank our shareholders for their patience during this start-up period. While I am disappointed with the assets growth of the Fund, I am confident that our investment style and experience will continue to justify your decision to entrust your assets to us, and encourage others to do the same.

Sincerely,

     /s/signature omitted


Richard A. Hocker
CHIEF INVESTMENT OFFICER
PENN CAPITAL MANAGEMENT COMPANY,INC.

INVESTMENT REVIEW
PENN CAPITAL SELECT FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

THE MARKET ENVIRONMENT
Since inception of the Fund on October 20, 1997 through June 30, 1998, the financial services industry was highlighted by blockbuster merger and acquisition activity and the benefits of a strong economy and declining interest rate environment. Activity included the global impact of the merger between Citicorp and The Travelers Group, the national impact of the merger between NationsBank and BankAmerica, and the regional impact of the mergers between First Chicago and BankOne, and First Union and Corestates. Community banks also participated in the merger activity.
      Investor confidence in the financial services sector began to waver during the second quarter of 1998 as analysts predicted that acquisition premiums would diminish for the second half of the year. The devaluation and subsequent default of government issued Russian debt, increasing concern over the economic recessions in many Asian countries, and weakness in Latin America had a significant liquidity impact on the global financial system during the third quarter of 1998. Most financial stocks were adversely impacted by the news of certain domestic money center and foreign banks incurring heavy losses within their international operations. The NASDAQ Bank Index was down -18.42% alone for the quarter ended September 30, 1998. To that end, we see unique opportunity in what we feel is a temporary pause in consolidation activity.

OUR INVESTMENT APPROACH
      The Fund invests primarily in common stocks and other equity securities of U.S. financial services companies, including banks, brokerage houses, insurance companies and investment advisory companies, that the Fund believes have above average growth potential or that are undervalued.
      The Fund will hold a diversified portfolio of financial services companies with strong fundamentals, many of which the Fund believes hold the potential to be acquired at a premium to their trading prices, measured at the time of their original acquisition by the Fund. The Fund may also purchase shares of other investment companies and foreign securities, and may purchase high yield securities (otherwise known as "junk bonds"), as a means of seeking to generate current income. Securities rated below investment grade will not constitute more than 15% of the Fund's total assets.

FACTORS RELATING TO FISCAL 1998 PERFORMANCE
      The Fund outperformed the NASDAQ Bank Index since inception due to its weightings in financial services companies which benefitted from merger and acquisition activity. Secondly, the Fund's strategic positioning between money center banks, super-regional and regional banks, and community banks throughout the fiscal year benefited the Fund and was a contributor to outperformance.

IN SUMMARY
      Fundamentals for domestically focused financial services companies remain good, due to the strength of our domestic economy and the declining interest rate environment. The market's behavior during the third quarter of 1998 has not displaced any of the drivers that favor consolidation within the industry. From both a company and shareholder perspective, the advantages of consolidation are likely to be more valuable in today's market than in recent history. Factors such as product line expansion, cost savings, and economies of scale will continue to be of utmost importance as the market becomes even more competitive. Shareholders of acquirees should continue to be in a position to demand premium prices for attractive franchises.
      The consolidation trend is in a temporary lull, as financial services companies prepare for Year 2000 computer related events. The Fund will continue to seek undervalued opportunities with respect to all market caps, as the consolidation trends re-emerge across all tiers of the domestic and global financial services market.


       COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PENN CAPITAL SELECT FINANCIAL SERVICES FUND, VERSUS THE NASDAQ BANK INDEX

              Cumulative
              Inception
              to Date (1)
                6.81%

 [LINE GRAPH OMITTED]
  PLOT POINTS AS FOLLOWS:
         Penn Cap    NASDAQ
10/31/97  10,000     10,000
Sep 98    10,302      9,138

These figures represent past performance. Past performance is no guarantee of future results.The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
(1) The Penn Capital Select Financial Services Fund began operations on October 20, 1998.

STATEMENT OF NET ASSETS                                                TIP FUNDS
September 30, 1998


PENN CAPITAL SELECT                              Value
FINANCIAL SERVICES FUND               Shares     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (104.5%)
BANKS (91.2%)
   Bank United Corporation, Cl A      850        $ 30
   BankBoston                         300          10
   California Federal Bank -
     Contingent Litigation
     Recovery Participation
     Interests*                      1,150         16
   California Federal Bank -
     Secondary Contingent
     Litigation Recovery
     Participation Interests*          950         15
   Cape Cod Bank & Trust             1,560         27
   Century Bancorp, Cl A             1,350         23
   Chase Manhattan Bank                160          7
   Crestar Financial                   460         26
   First Essex Bancorp               1,200         20
   First Union                         902         46
   Fleet Financial Group               490         36
   Long Island Bancorp                 340         16
   Mellon Bank                         625         34
   National Penn Bancshares            600         16
   North Fork Bancorporation           150          3
   NSS Bancorp                         325         15
   PNC Bank                            770         35
   Premier National Bancorp*         1,328         23
   Provident Bankshares              1,166         30
   Regions Financial                   800         29
   Seacoast Banking of Florida       1,000         30
   Sovereign Bancorp                 2,450         33
   Summit Bancorp                    2,130         80
   United Bankshares                   860         22
   Western Bancorp                     550         19
                                                 ----
                                                  641
                                                 ----

FINANCIAL SERVICES (6.9%)
   American Express                    100          8
   Mech Financial                      925         23
   Scott & Stringfellow Financial      555         18
                                                 ----
                                                   49
                                                 ----


                                                  Value
                                     Shares       (000)
--------------------------------------------------------------------------------
INSURANCE (6.4%)
   Allstate                            250        $   10
   American International Group         90             7
   Conseco                             586            18
   Equitable                           245            10
                                                  ------
                                                      45
                                                  ------
TOTAL COMMON STOCKS
   (Cost $857)                                       735
                                                  ------

MUTUAL FUND (0.6%)
   SEI Daily Income Trust Money
     Market Portfolio                    4             4
                                                  ------
TOTAL MUTUAL FUND
   (Cost $4)                                           4
                                                  ------
TOTAL INVESTMENTS (105.1%)
   (Cost $861)                                       739
                                                  ------
OTHER ASSETS AND LIABILITIES, NET (-5.1%)
                                                     (36)
                                                  ------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 66,958 outstanding
     shares of beneficial interest                   774
   Undistributed net investment income                 4
   Accumulated net realized gain
     on investments                                   47
   Net unrealized depreciation
     on investments                                 (122)
                                                  ------
TOTAL NET ASSETS (100.0%)                         $  703
                                                  ======
   Net Asset Value, Offering and
     Redemption Price Per Share                   $10.50
                                                  ======
*  NON-INCOME PRODUCING SECURITY
CL--CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                          TIP FUNDS


                                                                                             PENN CAPITAL SELECT
                                                                                           FINANCIAL SERVICES FUND
                                                                               ----------------------------------------------
                                                                                                   FOR THE
                                                                                               PERIOD 10/20/97
                                                                                              THRU 9/30/98 (1)
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends..................................................................                    $  12
   Interest ...................................................................                       2
---------------------------------------------------------------------------------------------------------------------------

     Total Investment Income..................................................                       14
---------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ...................................................                       6
   Investment Advisory Fee Waiver ............................................                       (6)
   Administrator Fees ........................................................                       72
   Administrator Fee Waiver ..................................................                      (37)
   Custodian Fees ............................................................                        5
   Transfer Agent Fees .......................................................                       24
   Professional Fees .........................................................                       23
   Trustee Fees ..............................................................                        2
   Registration Fees .........................................................                       29
   Pricing Fees ..............................................................                        3
   Printing Fees .............................................................                       11
   Amortization of Deferred Organizational Costs...............................                       6
   Insurance and Other Fees ..................................................                        3
---------------------------------------------------------------------------------------------------------------------------
     Total Expenses ..........................................................                      141
---------------------------------------------------------------------------------------------------------------------------
   Less: Reimbursements by Advisor............................................                     (131)
---------------------------------------------------------------------------------------------------------------------------
     Total Net Expenses ......................................................                       10
---------------------------------------------------------------------------------------------------------------------------
         Net Investment Income ...............................................                        4
---------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain From Securities Sold ....................................                       53
   Net Unrealized Depreciation
     of Investment Securities .................................................                    (122)
---------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Loss
       on Investments .........................................................                     (69)
---------------------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting
      From Operations ........................................................                   $  (65)
===========================================================================================================================

(1) Commenced operations on October 20, 1997.



  The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                               TIP FUNDS


                                                                                             PENN CAPITAL SELECT
                                                                                           FINANCIAL SERVICES FUND
                                                                                           -----------------------
                                                                                                   FOR THE
                                                                                               PERIOD 10/20/97
                                                                                               THRU 9/30/98(1)
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ...................................................                         $  4
   Net Realized Gain on Securities Sold.....................................                           53
   Net Unrealized Depreciation of
     Investment Securitiess ................................................                         (122)
---------------------------------------------------------------------------------------------------------------------------
     Net Decrease in Net Assets Resulting
       from Operations .....................................................                          (65)
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ...................................................                           --
   Realized Capital Gain ...................................................                           (6)
---------------------------------------------------------------------------------------------------------------------------
     Total Distributions ...................................................                           (6)
---------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued .............................................                          870
   Proceeds from Shares Issued in Lieu of Cash Distributions................                            6
   Cost of Shares Redeemed..................................................                         (102)
---------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets From
     Capital Share Transactions.............................................                          774
---------------------------------------------------------------------------------------------------------------------------
     Total Increase in Net Assets ..........................................                          703
---------------------------------------------------------------------------------------------------------------------------
Net Assets:
     Beginning of Period....................................................                           --
---------------------------------------------------------------------------------------------------------------------------
     End of Period..........................................................                         $703 (2)
===========================================================================================================================
Shares Issued and Redeemed:
   Issued ..................................................................                           74
   Issued in Lieu of Cash Distributions.....................................                            1
   Redeemed.................................................................                           (8)
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Share Transactions.......................................                           67
---------------------------------------------------------------------------------------------------------------------------
Amounts designated as "--" are either $0 or have been rounded to $0.

(1) Commenced operations on October 20, 1997.
(2) Includes undistributed net investment income of $4.



The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                                   TIP FUNDS

For a Share Outstanding Throughout the Period ended September 30, 1998



           Net              Realized and                                Net                 Net               Ratio of Net
          Asset              Unrealized  Distributions Distributions   Asset               Assets     Ratio    Investment
          Value      Net        Loss       from Net        from        Value                End    of Expenses   Income
        Beginning Investment     on       Investment      Capital       End     Total    of Period to Average  to Average
        of Period   Income   Investments    Income         Gains     of Period Return(1)   (000)   Net Assets  Net Assets
        --------- ---------- ----------- ------------- ------------- --------- --------- --------- ----------- ----------
-------------------------------------------
PENN CAPITAL SELECT FINANCIAL SERVICES FUND
-------------------------------------------
1998(2)  $10.00     0.07        0.64         (0.01)       (0.20)       $10.50   6.81%       $703       1.40%*     0.68%*


                        Ratio of Net
          Ratio of        Investment
          Expenses        Income to
          to Average       Average
          Net Assets      Net Assets
         (Excluding      (Excluding    Portfolio
         Waivers and     Waivers and    Turnover
       Reimbursements) Reimbursements)   Rate
       --------------- --------------- ---------

   1998(2)  29.22%*        (27.14)%*    174.75%


 *  Annualized
(1) Returns are for the period indicated and have not been annualized.
(2) Commenced operations on October 20, 1997.


  The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                          TIP FUNDS
September 30, 1998

1.  ORGANIZATION:
TIP FUNDS (the "Trust") a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with 10 funds. The financial statements included herein are for the Penn Capital Select Financial Services Fund, (the "Fund"). The financial statements of the remaining portfolios are presented separately. The assets of the Fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

NOTES TO FINANCIAL STATEMENTS (Continued)                              TIP FUNDS
September 30, 1998

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to Shareholders on a quarterly basis. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3.  ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES:
Organization costs have been capitalized by the Fund and are being amortized over a period of sixty months. In the event any of the initial shares of a Fund are redeemed by any holder thereof during the period that such Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

4.  ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services for an annual fee of 0.12% of the average daily net assets of the Fund up to $75 million, 0.10% on the next $75 million, 0.09% on the next $150 million, 0.08% on the next $300 million, and 0.075% of such assets in excess on $600 million. There is a minimum annual fee of $75,000 payable to the Administrator for services rendered to the Fund under the Administration Agreement. During fiscal 1998, the Administrator has voluntarily waived a portion of its fee.

NOTES TO FINANCIAL STATEMENTS (Concluded)                              TIP FUNDS
September 30, 1998

DST Systems, Inc., (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated April 30, 1996. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AGREEMENT:
The Trust and Penn Capital Management Company, Inc. (the "Adviser") are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 1.00% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses of the Fund in order to limit its total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than 1.40%. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

6.  INVESTMENT TRANSACTIONS:
The total cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended September 30, 1998 are as follows (000):
                                  PENN CAPITAL SELECT
                                  FINANCIAL SERVICES
                                 --------------------
Purchases .....................          $1,933
Sales .........................          $1,129

At September 30, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at September 30, 1998, are as follows (000):


                                   PENN CAPITAL SELECT
                                   FINANCIAL SERVICES
                                  --------------------
Aggregate gross unrealized
   appreciation ................         $   16
Aggregate gross unrealized
   depreciation ................           (138)
                                         ------
Net unrealized depreciation ....         $ (122)
                                         ======

REPORT OF INDEPENDENT AUDITORS                                         TIP FUNDS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
TIP FUNDS

     We have audited the accompanying statement of net assets of the Penn Capital Select Financial Services Fund (one of the funds constituting the TIP Funds) as of September 30, 1998, and the related statement of operations, the statement of changes in net assets, and financial highlights for the period October 20, 1997 through September 30, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Penn Capital Select Financial Services Fund of the TIP Funds at September 30, 1998, the results of its operations, the changes in its net assets, and financial highlights for the period October 20, 1998 through September 30, 1998, in conformity with generally accepted accounting principles.



/s/signature omitted


Philadelphia, Pennsylvania
November 2, 1998

                             NOTICE TO SHAREHOLDERS
                                       OF
                            TIP PENN CAPITAL SELECT FUND
                                   (UNAUDITED)

For the shareholders that do not have a September 30, 1998 taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 1998 taxable year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 1998, each portfolio is designating the following items with regard to distributions paid during the year.


                                                                LONG TERM           MID TERM
                                                               (20% RATE)          (28% RATE)          ORDINARY
                                                              CAPITAL GAIN        CAPITAL GAIN          INCOME
           PORTFOLIO                                          DISTRIBUTIONS       DISTRIBUTIONS      DISTRIBUTIONS
          ------------                                       --------------       --------------     -------------
TIP Funds - Penn Capital Select Financial Services Fund          0.00%                0.00%            100.00%


                                                               TAX-EXEMPT             TOTAL           QUALIFYING
           PORTFOLIO                                            INTEREST          DISTRIBUTIONS      DIVIDENDS (1)
          ------------                                         ------------       --------------     -------------
TIP Funds - Penn Capital Select Financial Services Fund          0.00%              100.00%             13.74%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions".

                                      Notes

                                      Notes

TRUST
TIP Funds
P.O. Box 419805
Kansas City, MO 64141-6805


INVESTMENT ADVISER
Penn Capital Management Company, Inc.


DISTRIBUTOR
SEI Investments Distribution Co.


ADMINISTRATOR
SEI Investments Mutual Funds Services


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP



INDEPENDENT AUDITORS
Ernst & Young LLP


To open an account, receive account information, make inquiries, or request literature:
1-800-224-6312





THIS REPORT WAS PREPARED FOR SHAREHOLDERS IN THE
TIP FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY
IF PRECEDED OR ACCOMPANIED BY A TIP FUNDS PROSPECTUS,
WHICH CONTAINS DETAILED INFORMATION.

PEN-F-005-01